Revenue From Operating Segments Under IFRS (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenues under IFRS	$ 34,231	$ 33,128	$ 33,809
Revenues under U.S. GAAP	33,836	32,801	33,480
Depreciation and amortization under IFRS	997	924	927
Depreciation and amortization under U.S. GAAP	690	677	709
Expenditures for long-lived assets under IFRS	1,985	1,733	1,382
Expenditures for long-lived assets under U.S. GAAP	1,227	1,048	820
Other Activity [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(560)	(521)	(431)
Ifrs Adjustments [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(395)	(327)	(329)
Depreciation and amortization under IFRS	(307)	(247)	(218)
Expenditures for long-lived assets under IFRS	(758)	(685)	(562)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	32,841	31,711	32,420
Revenues under U.S. GAAP	32,932	31,834	32,532
Depreciation and amortization under IFRS	994	920	924
Depreciation and amortization under U.S. GAAP	686	673	706
Expenditures for long-lived assets under IFRS	1,979	1,726	1,380
Expenditures for long-lived assets under U.S. GAAP	1,220	1,042	818
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	16,763	15,657	14,183
Depreciation and amortization under IFRS	392	332	302
Expenditures for long-lived assets under IFRS	879	808	531
Industrial Activities [Member] | Construction equipment [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	3,258	3,770	3,876
Depreciation and amortization under IFRS	114	114	101
Expenditures for long-lived assets under IFRS	157	162	155
Industrial Activities [Member] | Commercial Vehicle Products Group [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	11,447	11,221	13,148
Depreciation and amortization under IFRS	283	281	324
Expenditures for long-lived assets under IFRS	732	561	477
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	4,423	3,769	4,482
Depreciation and amortization under IFRS	208	196	202
Expenditures for long-lived assets under IFRS	210	194	216
Industrial Activities [Member] | Other Activity [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(3,050)	(2,706)	(3,269)
Depreciation and amortization under IFRS	(3)	(3)	(5)
Expenditures for long-lived assets under IFRS	1	1	1
Financial services [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	1,950	1,938	1,820
Revenues under U.S. GAAP	1,679	1,698	1,564
Depreciation and amortization under IFRS	3	4	3
Depreciation and amortization under U.S. GAAP	4	4	3
Expenditures for long-lived assets under IFRS	6	7	2
Expenditures for long-lived assets under U.S. GAAP	$ 7	$ 6	$ 2